Long Term Incentive Compensation Plan - Additional Information (Detail) (Long Term Incentive Compensation Plan [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Long Term Incentive Compensation Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Grant value, minimum			50.00%		50.00%
Grant value, maximum			150.00%		150.00%
Incentive compensation expense	$ 804	$ 742	$ 1,600	$ 1,500	$ 2,300	$ 1,400	$ 2,800